Warrants	12 Months Ended
Jun. 30, 2024
Warrants [Abstract]
WARRANTS

NOTE 17 – WARRANTS

On March 3, 2021, the Company issued 2,666,666 warrants to with certain accredited investors concurrently with the private placement transaction (Note 19). Each warrant is to purchase one common share of the Company at $6.0 per share and can be exercised prior to the termination date which is September 3, 2026. During year ended June 30, 2024, no warrants were exercised. As of June 30, 2024 and 2023, 2,666,666 warrants were issued and outstanding.